As filed with the Securities and Exchange Commission on May 8, 2001.

                                                            File No. 333-58282


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

   Pre-Effective Amendment No.  2                             [X]

   Post-Effective Amendment No.


                            TEMPLETON INCOME TRUST
                            ----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                 (Registrant's Area Code and Telephone Number)

               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                          MURRAY L. SIMPSON, ESQUIRE,
                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: May 8, 2001

Title of the securities being registered: Shares of beneficial interest, par value $0.01 per share, of Templeton Global Bond Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART A OF THE REGISTRATION STATEMENT IS INCORPORATED HEREIN BY REFERENCE TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-14, FILED WITH THE COMMISSION ON APRIL 4, 2001 (ACCESSION NO. 0000795402-01-000005).

PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GLOBAL BOND FUND
                               DATED MAY [], 2001


                                 Acquisition of
                                  the Assets of
                   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND AND
                     FRANKLIN TEMPLETON HARD CURRENCY FUND,
                each a series of Franklin Templeton Global Trust

                      By and in exchange for shares of the
                           TEMPLETON GLOBAL BOND FUND,
                       a series of Templeton Income Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Templeton Global Currency Fund for Class A shares of Templeton Global Bond Fund and to the proposed delivery of substantially all of the assets of Franklin Templeton Hard Currency Fund for Class A and Advisor Class shares of Templeton Global Bond Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

           1. Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001.

           2. Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001.

           3. Semi-Annual Report of Templeton Global Bond Fund for the six months ended February 28, 2001

           4. Annual Report of Franklin Templeton Global Trust for the fiscal year ended October 31, 2000.

           5. Pro Forma Financial Statements.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May [], 2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Global Bond Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

------------------------------------------------------------------------------
The Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated herein by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated herein by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Semi-Annual Report to shareholders of Templeton Global Bond Fund dated February 28, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Templeton Global Bond Fund dated February 28, 2001, is incorporated herein by reference to the electronic filing made on May 4, 2001, under File No. 811-4706.

The Annual Report to shareholders of Franklin Templeton Global Trust dated October 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Templeton Global Trust dated October 31, 2000, is incorporated herein by reference to the electronic filing made on January 9, 2001, under File No. 811-4450.


TEMPLETON GLOBAL BOND FUND
TEMPLETON GLOBAL AND HARD CURRENCY FUND
COMBINED PROFORMA STATEMENT OF INVESTMENTS,  FEBRUARY 28, 2001 (UNAUDITED)



                                                       GLOBAL CURRENCY                           HARD CURRENCY
                                                       PRINCIPAL                                 PRINCIPAL
                                                       AMOUNT**              VALUE               AMOUNT**                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 66.4%
 ARGENTINA .2%
 Republic of Argentina, 11.75%, 6/15/15

 AUSTRALIA 2.8%
 Australian Government, 10.00%, 10/15/07
 Queensland Treasury Corp., 6.50%, 6/14/05

 BELGIUM 2.8%
 Kingdom of Belgium:
  6.50%, 3/25/02
  8.50%, 10/01/07

 BRAZIL 3.1%
 Government of Brazil:
  9.375%, 4/07/08
  14.50%, 10/15/09
  12.75%, 1/15/20
  10.125%, 5/15/27
  11.00%, 8/17/40
  Series L, cvt., FRN, 7.6875%, 4/15/12

 CANADA 4.6%
 Government of Canada:
  10.50%, 3/01/01
  10.00%, 5/01/02

 COLOMBIA 1.7%
 Republic of Colombia, 7.25%, 2/23/04

 DENMARK 1.6%
 Kingdom of Denmark, 8.00%, 3/15/06

 FRANCE 6.1%
 Government of France:
  8.25%, 2/27/04
  8.50%, 10/25/08

 GERMANY 5.4%
 Federal Republic of Germany:
  8.00%, 7/22/02
  6.00%, 7/04/07

 INDIA .1%
 Essar Steel Ltd., 144A, 8.8763%, 7/31/05

 INDONESIA .2%
*P.T. Astra International, wts., 12/31/03

 ITALY 6.8%
 Buoni Poliennali del Tesoro:
  8.75%, 7/01/06
  6.75%, 7/01/07
 Government of Italy, 10.50%, 4/01/05

 MEXICO 5.7%
 Protexa Construcciones SA de CV, 144A,
                       12.125%, 7/24/02
 United Mexican States:
  9.875%, 1/15/07
  8.625%, 3/12/08
  11.375%, 9/15/16

 NETHERLANDS 2.4%
 Government of Netherlands:
  7.75%, 3/01/05
  5.75%, 2/15/07

 NEW ZEALAND 1.8%
 Government of New Zealand, 8.00%, 11/15/06

 PANAMA
 Republic of Panama, FRN, 7.7331%, 5/14/02

 SOUTH KOREA 1.5%
 Hanvit Bank, 144A, 12.75%, 3/01/10
 Republic of Korea, 8.875%, 4/15/08

 SPAIN 3.7%
 Government of Spain:
  10.15%, 1/31/06
  8.80%, 4/30/06

 SWEDEN 3.5%
 Kingdom of Sweden, 10.25%, 5/05/03

 TURKEY .9%
 Republic of Turkey:
  12.375%, 6/15/09
  11.875%, 1/15/30

 UNITED KINGDOM 3.0%
 United Kingdom, 8.50%, 7/16/07

 UNITED STATES 6.0%
+* Acadia Partners LP
+* Penobscot Partners LP
   U.S. Treasury Bond:
    6.375%, 8/15/27
    5.25%, 11/15/28
   U.S. Treasury Note, 7.875%, 11/15/04

 VENEZUELA  2.5%
 Republic of Venezuela:
  Reg S, 9.125%, 6/18/07
  FRN, 7.375%, 12/18/07
  9.25%, 9/15/27
 Venezuela Front Load Interest Reduction
           Bond, A, FRN, 7.625%, 3/31/07

  TOTAL LONG TERM INVESTMENTS (COST $128,370,366)

  SHORT TERM INVESTMENTS 34.6%

  CORPORATE BONDS
  Abbey National Treasury Services PLC:
    4.25%, 7/31/01                                     100,000 EUR           91,739               180,000 EUR             165,131
    4.50%, 8/03/01                                     179,000 EUR          164,268
  ABN Amro Bank NV, 6.50%, 5/22/01                     200,000              200,450               366,000                 366,824
  AT&T Corp., 6.75%, 6/01/01                                                                    1,792,000               1,797,103
  Baden-Wuerttembergische Bank AG, 4.50% 10/05/01      150,000              137,692               250,000                 229,487
  Bankers Trust Corp., Series A, 6.63%, 3/16/01        330,000              330,156               670,000                 670,318
  Bank Nederlandse Gemeenten:
    3.25%, 7/16/01                                     357,000              353,839               400,000                 396,458
    4.50%, 7/02/01                                      76,694 EUR           70,411
  BASF Finance Europe NV, 3.00%, 4/09/01               290,000              289,261
  Bayerische Landesbank Girozen, 6.50%, 10/29/01       346,000 NZD          148,353
  Bayerische Vereinsbank AG:
    5.875%, 4/09/01                                    200,000              199,980               290,000                 289,972
    Series 220, 7.00%, 5/14/01                         300,000              300,870               700,000                 702,030
  Coca-Cola Amatil Ltd., Series 1, 5.00%, 11/06/01                                                102,258                  93,938
  Commerzbank Overseas Finance NV, 6.75%, 8/13/01                                                 315,000                 134,879
  Credit Local de France SA, zero cpn., 10/16/01       826,000 EUR          737,713               300,000 EUR             267,934
  CS First Boston Inc., 7.25%, 4/30/01                 300,000              300,840
  Deutsche Postbank AG., 4.50%, 7/06/01                                                           311,000                 309,990
  Dresdner Bank AG, 4.50%, 3/26/01                     350,000              348,950               414,000                 412,758
  DSL Finance NV, 5.25%, 3/13/01                       291,000              290,971
  General Electric Capital Corp.:
    3.625%, 12/14/01                                   741,000 EUR          675,699
    3.75%, 9/21/01                                     747,000 EUR          683,712             1,500,000 EUR           1,372,916
    6.25%, 10                                                                                     713,000                 305,245
  IBM International Finance NV., 6.375%,8/01/01        200,000              200,680               340,000                 341,156
  ING Bank NV, 4.50%, 11/21/01                         186,622 EUR          170,931               255,646 EUR             234,151
  International Bank Recon and Development:
    4.625%, 12/18/01                                   204,517 EUR          187,735               324,670 EUR             298,029
    4.875%, 12/03/01                                   320,000              320,256               600,000                 600,480
  JP Morgan & Co. Inc., 6.25%, 3/15/01                 250,000              250,073               350,000                 350,102
  Kingdom of Sweden, 5.75%, 3/26/01                    250,000              250,063
  Landesbank Schleswig Holstein, 6.50%, 8/07/01        300,000 NZD          128,456
  McDonald's Corp., 5.25%, 5/21/01                                                                178,952                 164,614
  Minnesota Mining & Manufacturing Co.:
    5.00%, 10/15/01                                    204,517 EUR         188,139                306,775 EUR             282,209
    5.75%, 7/30/01                                     332,000             332,631                400,000                 400,760
    6.625%, 4/30/01                                    365,000             365,675
  Morgan Guaranty & Trust Co., 6.375%, 3/26/01         200,000             200,090                250,000                 250,113
  Morgan Stanley Dean Witter & Co.:
    9.375%, 6/15/01                                                                               300,000                 303,685
    Series C, 5.89%, 4/19/02                           100,000             100,190                200,000                 200,380
  Muenchener Hypotheken, 4.75%, 5/15/01                                                           534,000                 533,112
  Rabobank Nederland NV:
    4.25%, 7/30/01                                                                                204,517                 187,575
    5.00%, 12/11/01                                    100,000              99,990                219,000                 218,978
    6.00%, 3/12/01                                     333,000             333,033
  Republic of Italy, Strip 9/27/01                   1,000,000             973,639              1,000,000                 973,639
  Rheinische Hypothekenbank Finance NV, 4.50%,
                                    5/14/01                                                       127,823                 117,440
  Siemens Western Finance NV, zero cpn., 6/20/01                                                  240,000                 236,364
  Sudwestdeutsche Landesbank 5.875%, 3/19/01           200,000             200,019                863,000                 863,080
  Toronto Dominion Bank, 6.00%, 4/09/01                                                           373,000                 373,205
  Toyota Motor Credit Corp., 6.50%, 5/29/01            400,000             400,980                520,000                 521,274
  Travelers Group Inc., 7.25%, 5/01/01                                                            250,000                 250,777
  Unilever NV:
    5.125%, 10/11/01                                   204,517 EUR         188,073                338,987 EUR             311,732
    6.625%, 5/29/01                                                                               770,000                 772,195
  Union Bank of Switzerland Finance NV, 2.50%,
                                     10/30/01          153,388 EUR0        139,017                204,517 EUR             185,356
  Walt Disney Co., 6.375%, 3/30/01                     500,000             500,433              1,000,000               1,000,866

 GOVERNMENT SECURITIES
 Asian Development Bank, 8.50%, 5/02/01                300,000             301,491                 510,000                512,534
 Republic of Argentina, zero coupon 4/15/01            168,000             166,006

 U.S. GOVERNMENT SECURITIES
 FHLB, 5.375%, 3/02/01                                                                             105,000                105,001
 FHLB, 5.32%, 3/09/01                                                                            1,500,000              1,498,320
 FHLB, 5.30%, 3/15/01                                  200,000             200,028                 300,000                300,042
 FHLB, 5.625%, 3/19/01                                                                             300,000                300,101
 FHLB, 5.10% 3/23/01                                                                             2,264,000              2,257,027
 FHLB, 5.71%, 6/11/01                                                                              200,000                200,433
 FHLB, 5.15%, 6/22/01                                                                              300,000                300,024
 FHLB, 5.16% 6/22/01                                                                               250,000                250,030
 FHLB, 5.875%, 8/15/01                                                                             600,000                602,690
 FHLB, 5.63%, 9/05/01                                  250,000             250,968
 FHLB, 5.43%, 9/17/01                                  100,000             100,310
 FHLB, 5.605%, 9/24/01                                                                             100,000                100,421
 FHLB, 7.41%, 12/18/01                                                                             100,000                102,124
 FNMA, 5.625%, 3/15/01                                 300,000             300,079                 565,000                565,148
 FNMA, 6.00%, 7/17/01, Series B                                                                    100,000                100,449
 FHLMC, 3/13/01                                                                                  1,500,000              1,497,480
 FHLMC, 3/27/01                                                                                  2,264,000              2,255,759
 FHLMC, 4/03/01                                                                                  1,500,000              1,493,097
 FHLMC, 11/16/01                                                                                 1,500,000              1,451,034
 U.S. Treasury Bills, with maturities
                          to 4/26/2001                                                             445,000                441,650

 Barclays Bank PLC, 5.33%, 3/01/01                   1,500,000           1,500,000               2,237,000              2,237,000
 Den Denske Bank, 5.50%, 3/01/01, Time Deposit
 Deutsche Bank AG, 5.34%, 3/01/01                    1,499,000           1,499,000
 Dresdner Bank AG, 5.30%, 3/01/01                    1,500,000           1,500,000               2,485,000              2,485,000
                                                                        -----------                                   ------------
 TOTAL SHORT TERM INVESTMENTS (COST $58,120,218)                        16,672,889                                     36,541,619

                                                                        -----------                                   ------------
 TOTAL INVESTMENTS (COST $186,490,584) 101.0%                           16,672,889                                     36,541,619
 OTHER ASSETS LESS LIABILITIES (.9%)                                      (350,968)                                    (4,044,058)
 EQUITY IN FORWARD CONTRACTS   (.1%)                                       (61,928)                                      (144,162)
                                                                      --------------                                 -------------
 TOTAL NET ASSETS  100.0%                                             $ 16,259,993                                   $ 32,353,399
                                                                      --------------                                 -------------
                                                                      --------------                                 -------------

   CURRENCY ABBREVIATIONS:

   AUD - Australian Dollar
   CAD - Canadian Dollar
   DKK - Danish Krone
   EUR - European Unit
   GBP - British Pount
   IDR - Indonesia Rupah
   NZD - New Zealand Dollar
   SEK - Swedish Krona

*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated.
+ Securities represent equity investments.

  See Notes to Financial Statements.


TEMPLETON GLOBAL BOND FUND
TEMPLETON GLOBAL AND HARD CURRENCY FUND
COMBINED PROFORMA STATEMENT OF INVESTMENTS,  FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                 PRO FORMA
                                                                                                COMBINED
                                                       GLOBAL BOND                           GLOBAL BOND FUND
                                                       PRINCIPAL                                 PRINCIPAL
                                                       AMOUNT**              VALUE               AMOUNT**                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 66.4%
 ARGENTINA .2%
Republic of Argentina, 11.75%, 6/15/15                  460,000         $   417,795              460,000             $   471,795
                                                                        ------------                                 -------------

 AUSTRALIA 2.8%
 Australian Government, 10.00%, 10/15/07              2,263,000 AUD       1,509,194            2,263,000 AUD           1,509,194
 Queensland Treasury Corp., 6.50%, 6/14/05            5,796,000 AUD       3,187,777            5,796,000 AUD           3,187,777
                                                                        ------------                                 -------------
                                                                          4,696,971                                    4,696,971
                                                                        ------------                                 -------------

 BELGIUM 2.8%
 Kingdom of Belgium:
  6.50%, 3/25/02                                      1,670,000           1,693,473            1,670,000                1,693,473
  8.50%, 10/01/07                                     2,786,000 EUR       3,068,768            2,786,000 EUR            3,068,768
                                                                        ------------                                 -------------
                                                                          4,762,241                                     4,762,241
                                                                        ------------                                 -------------

 BRAZIL 3.1%
 Government of Brazil:
  9.375%, 4/07/08                                       800,000             751,500              800,000                  751,500
  14.50%, 10/15/09                                    1,825,000           2,050,844            1,825,000                2,050,844
  12.75%, 1/15/20                                       500,000             490,000              500,000                  490,000
  10.125%, 5/15/27                                      600,000             475,800              600,000                  475,000
  11.00%, 8/17/40
  Series L, cvt., FRN, 7.6875%, 4/15/12                 310,000             229,400              310,000                  229,400
                                                                        -------------                                -------------
                                                                          5,220,044                                     5,220,044
                                                                        -------------                                -------------

 CANADA 4.6%
 Government of Canada:
  10.50%, 3/01/01                                     6,235,000 CAD       4,073,034            6,235,000 CAD            4,073,034
  10.00%, 5/01/02                                     5,135,000 CAD       3,553,207            5,135,000 CAD            3,553,207
                                                                        ------------                                 -------------
                                                                          7,626,241                                     7,626,241
                                                                        ------------                                 -------------

 COLOMBIA 1.7%
 Republic of Colombia, 7.25%, 2/23/04                 2,950,000           2,784,062            2,950,000                2,784,062
                                                                        ------------                                 -------------

 DENMARK 1.6%
 Kingdom of Denmark, 8.00%, 3/15/06                  18,589,000 DKK       2,607,468           18,589,000 DKK            2,607,468
                                                                        ------------                                 -------------

 FRANCE 6.1%
 Government of France:
  8.25%, 2/27/04                                      6,748,000 EUR       6,852,065            6,748,000 EUR            6,852,065
  8.50%, 10/25/08                                     2,901,000 EUR       3,294,948            2,901,000 EUR            3,294,948
                                                                        ------------                                 -------------
                                                                         10,147,013                                    10,147,013
                                                                        ------------                                 -------------

 GERMANY 5.4%
 Federal Republic of Germany:
  8.00%, 7/22/02                                      4,399,667 EUR       4,234,876            4,399,667 EUR            4,234,876
  6.00%, 7/04/07                                      4,851,000 EUR       4,795,550            4,851,000 EUR            4,795,550
                                                                        ------------                                 -------------
                                                                          9,030,426                                     9,030,426
                                                                        ------------                                 -------------

 INDIA .1%
 Essar Steel Ltd., 144A, 8.8763%, 7/31/05               315,000             114,975              315,000                  114,975
                                                                        ------------                                 -------------

 INDONESIA .2%
*P.T. Astra International, wts., 12/31/03             1,880,582 IDR         258,872            1,880,582 IDR              258,872
                                                                        ------------                                 -------------

 ITALY 6.8%
 Buoni Poliennali del Tesoro:
  8.75%, 7/01/06                                      2,751,000 EUR       2,994,040            2,751,000 EUR            2,994,040
  6.75%, 7/01/07                                      1,243,000 EUR       1,257,483            1,243,000 EUR            1,257,483
Government of Italy, 10.50%, 4/01/05                  6,776,000 EUR       7,208,922            6,476,000 EUR            7,208,922
                                                                        ------------

 MEXICO 5.7%
 Protexa Construcciones SA de CV, 144A,
                       12.125%, 7/24/02                  49,349              14,805               49,349                   14,805
 United Mexican States:
  9.875%, 1/15/07                                     4,350,000           4,657,763            4,350,000                4,657,763
  8.625%, 3/12/08                                     2,410,000           2,437,715            2,410,000                2,437,715
  11.375%, 9/15/16                                    2,140,000           2,508,615            2,140,000                2,508,615
                                                                        -------------                                -------------
                                                                          9,618,898                                     9,618,898
                                                                        -------------                                -------------

 NETHERLANDS 2.4%
 Government of Netherlands:
  7.75%, 3/01/05                                      2,779,000 EUR       2,847,157            2,779,000 EUR            2,847,157
  5.75%, 2/15/07                                      1,213,000 EUR       1,177,494            1,213,000 EUR            1,177,494
                                                                        ------------                                 -------------
                                                                          4,024,651                                     4,024,651
                                                                        ------------                                 -------------

 NEW ZEALAND 1.8%
 Government of New Zealand, 8.00%, 11/15/06           6,437,000 NZD       3,042,985            6,437,000 NZD            3,042,985
                                                                        ------------                                 -------------

 PANAMA
 Republic of Panama, FRN, 7.7331%, 5/14/02               18,462              18,512                18,462                  18,512
                                                                        ------------                                 -------------

 SOUTH KOREA 1.5%
 Hanvit Bank, 144A, 12.75%, 3/01/10                   1,460,000           1,492,850            1,460,000                1,492,850
 Republic of Korea, 8.875%,  4/15/08                  1,000,000           1,105,000            1,000,000                1,105,000
                                                                        ------------                                 -------------
                                                                          2,597,850                                     2,597,850
                                                                        ------------                                 -------------

 SPAIN 3.7%
 Government of Spain:
  10.15%, 1/31/06                                     2,849,000 EUR       3,229,205            2,849,000 EUR            3,229,205
  8.80%, 4/30/06                                      2,717,000 EUR       2,949,540            2,717,000 EUR            2,949,540
                                                                        ------------                                 -------------
                                                                          6,178,745                                     6,178,745
                                                                        ------------                                 -------------

 SWEDEN 3.5%
 Kingdom of Sweden, 10.25%, 5/05/03                  51,400,000 SEK       5,792,949           51,400,000 SEK            5,792,949
                                                                        ------------                                 -------------

 TURKEY .9%
 Republic of Turkey:
  12.375%, 6/15/09                                    1,025,000             896,875            1,025,000                  896,875
  11.875%, 1/15/30                                      845,000             683,394              845,000                  683,394
                                                                        ------------                                 -------------
                                                                          1,580,269                                     1,580,269
                                                                        ------------                                 -------------

 UNITED KINGDOM 3.0%
 United Kingdom, 8.50%, 7/16/07                       2,976,000 GBP       5,087,477            2,976,000 GBP            5,087,477
                                                                        ------------                                 -------------

 UNITED STATES 6.0%
+* Acadia Partners LP                                   999,667              12,496              999,667                   12,496
+* Penobscot Partners LP                                    333               3,131                  333                    3,131
   U.S. Treasury Bond:
    6.375%, 8/15/27                                   3,415,000           3,812,011            3,415,000                3,812,011
    5.25%, 11/15/28                                   5,420,000           3,812,011            5,420,000                5,211,650
   U.S. Treasury Note, 7.875%, 11/15/04                 923,000           1,022,223              923,000                1,022,223
                                                                        ------------                                 -------------
                                                                         10,061,511                                    10,061,511
                                                                        ------------                                 -------------

 VENEZUELA 2.5%
 Republic of Venezuela:
  Reg S, 9.125%, 6/18/07                                400,000             334,089              400,000                  334,089
  FRN, 7.375%, 12/18/07                                 166,665             141,457              166,665                  141,457
  9.25%, 9/15/27                                      3,425,000           2,385,727            3,425,000                2,385,727
 Venezuela Front Load Interest Reduction
           Bond, A, FRN, 7.625%, 3/31/07              1,547,600           1,312,558            1,547,600                1,312,558
                                                                        ------------                                 -------------
                                                                          4,173,831                                     4,173,831
  TOTAL LONG TERM INVESTMENTS (COST $128,370,366)                                                                   $ 111,304,231
                                                                        ------------                                --------------

  SHORT TERM INVESTMENTS 34.6%

  CORPORATE BONDS
  Abbey National Treasury Services PLC:
    4.25%, 7/31/01                                                                               280,000 EUR              256,870
    4.50%, 8/03/01                                                                               179,000 EUR              164,268
  ABN Amro Bank NV, 6.50%, 5/22/01                                                               566,000                  567,274
  AT&T Corp., 6.75%, 6/01/01                                                                   1,792,000                1,797,103
  Baden-Wuerttembergische Bank AG, 4.50% 10/05/01                                                400,000                  367,179
  Bankers Trust Corp., Series A, 6.63%, 3/16/01                                                1,000,000                1,000,474
  Bank Nederlandse Gemeenten:
    3.25%, 7/16/01                                                                               757,000                  750,297
    4.50%, 7/02/01                                                                                76,694 EUR               70,411
  BASF Finance Europe NV, 3.00%, 4/09/01                                                         290,000                  289,261
  Bayerische Landesbank Girozen, 6.50%, 10/29/01                                                 346,000 NZD              148,353
  Bayerische Vereinsbank AG:
    5.875%, 4/09/01                                                                               490,000                 489,952
    Series 220, 7.00%, 5/14/01                                                                  1,000,000               1,002,900
  Coca-Cola Amatil Ltd., Series 1, 5.00%, 11/06/01                                                102,258                  93,938
  Commerzbank Overseas Finance NV, 6.75%, 8/13/01                                                 315,000                 134,879
  Credit Local de France SA, zero cpn., 10/16/01                                                1,126,000 EUR           1,005,647
  CS First Boston Inc., 7.25%, 4/30/01                                                            300,000                 300,840
  Deutsche Postbank AG., 4.50%, 7/06/01                                                           311,000                 309,990
  Dresdner Bank AG, 4.50%, 3/26/01                                                                764,000                 761,708
  DSL Finance NV, 5.25%, 3/13/01                                                                  291,000                 290,971
  General Electric Capital Corp.:
    3.625%, 12/14/01                                                                              741,000 EUR             675,699
    3.75%, 9/21/01                                                                              2,247,000 EUR           2,056,628
    6.25%, 10                                                                                     713,000                 305,245
  IBM International Finance NV., 6.375%,8/01/01                                                   540,000                 541,836
  ING Bank NV, 4.50%, 11/21/01                                                                    442,268 EUR             405,082
  International Bank Recon and Development:
    4.625%, 12/18/01                                                                              529,187 EUR             485,764
    4.875%, 12/03/01                                                                              920,000                 920,736
  JP Morgan & Co. Inc., 6.25%, 3/15/01                                                            600,000                 600,175
  Kingdom of Sweden, 5.75%, 3/26/01                                                               250,000                 250,063
  Landesbank Schleswig Holstein, 6.50%, 8/07/01                                                   300,000 NZD             128,456
  McDonald's Corp., 5.25%, 5/21/01                                                                178,952                 164,614
  Minnesota Mining & Manufacturing Co.:
    5.00%, 10/15/01                                                                               511,292 EUR             470,348
    5.75%, 7/30/01                                                                                732,000                 733,391
    6.625%, 4/30/01                                                                               365,000                 365,675
  Morgan Guaranty & Trust Co., 6.375%, 3/26/01                                                    450,000                 450,203
  Morgan Stanley Dean Witter & Co.:
    9.375%, 6/15/01                                                                               300,000                 303,685
    Series C, 5.89%, 4/19/02                                                                      300,000                 300,570
  Muenchener Hypotheken, 4.75%, 5/15/01                                                           534,000                 533,112
  Rabobank Nederland NV:
    4.25%, 7/30/01                                                                                204,517                 187,575
    5.00%, 12/11/01                                                                               319,000                 318,968
    6.00%, 3/12/01                                                                                333,000                 333,033
  Republic of Italy, Strip 9/27/01                                                              2,000,000               1,947,278
  Rheinische Hypothekenbank Finance NV, 4.50%,
                                    5/14/01                                                       127,823                 117,440
  Siemens Western Finance NV, zero cpn., 6/20/01                                                  240,000                 236,364
  Sudwestdeutsche Landesbank 5.875%, 3/19/01                                                    1,063,000               1,063,099
  Toronto Dominion Bank, 6.00%, 4/09/01                                                           373,000                 373,205
  Toyota Motor Credit Corp., 6.50%, 5/29/01                                                       920,000                 922,254
  Travelers Group Inc., 7.25%, 5/01/01                                                            250,000                 250,777
  Unilever NV:
    5.125%, 10/11/01                                                                              543,504 EUR             499,805
    6.625%, 5/29/01                                                                               770,000                 772,195
  Union Bank of Switzerland Finance NV, 2.50%,
                                     10/30/01                                                     357,905 EUR             324,373
  Walt Disney Co., 6.375%, 3/30/01                                                              1,500,000               1,501,299

 GOVERNMENT SECURITIES
 Asian Development Bank, 8.50%, 5/02/01                                                           810,000                 814,025
 Republic of Argentina, zero coupon 4/15/01                                                       168,000                 166,006

 U.S. GOVERNMENT SECURITIES
 FHLB, 5.375%, 3/02/01                                                                             105,000                105,001
 FHLB, 5.32%, 3/09/01                                                                            1,500,000              1,498,320
 FHLB, 5.30%, 3/15/01                                                                              500,000                500,070
 FHLB, 5.625%, 3/19/01                                                                             300,000                300,101
 FHLB, 5.10% 3/23/01                                                                             2,264,000              2,257,027
 FHLB, 5.71%, 6/11/01                                                                              200,000                200,433
 FHLB, 5.15%, 6/22/01                                                                              300,000                300,024
 FHLB, 5.16% 6/22/01                                                                               250,000                250,030
 FHLB, 5.875%, 8/15/01                                                                             600,000                602,690
 FHLB, 5.63%, 9/05/01                                                                              250,000                250,968
 FHLB, 5.43%, 9/17/01                                                                              100,000                100,310
 FHLB, 5.605%, 9/24/01                                                                             100,000                100,421
 FHLB, 7.41%, 12/18/01                                                                             100,000                102,124
 FNMA, 5.625%, 3/15/01                                                                             865,000                865,227
 FNMA, 6.00%, 7/17/01, Series B                                                                    100,000                100,449
 FHLMC, 3/13/01                                                                                  1,500,000              1,497,480
 FHLMC, 3/27/01                                                                                  2,264,000              2,255,759
 FHLMC, 4/03/01                                                                                  1,500,000              1,493,097
 FHLMC, 11/16/01                                                                                 1,500,000              1,451,034
 U.S. Treasury Bills, with maturities
                          to 4/26/2001                                                             445,000                441,650

 Barclays Bank PLC, 5.33%, 3/01/01                                                               3,737,000              3,737,000
 Den Denske Bank, 5.50%, 3/01/01, Time Deposit        4,905,000           4,905,000
 Deutsche Bank AG, 5.34%, 3/01/01                                                                1,499,000              1,499,000
 Dresdner Bank AG, 5.30%, 3/01/01                                                                3,985,000              3,985,000
                                                                         -----------
 TOTAL SHORT TERM INVESTMENTS (COST $58,120,218)                          4,905,000

                                                                         -----------                                 -------------
 TOTAL INVESTMENTS (COST $186,490,584) 101.0%                           116,209,231                                   169,423,739
 OTHER ASSETS LESS LIABILITIES (.9%)                                      2,882,311                                    (1,512,715)
 EQUITY IN FORWARD CONTRACTS  (.1%)                                            -                                         (206,090)
                                                                      --------------                                 -------------
 TOTAL NET ASSETS  100.0%                                             $ 119,091,541                                 $ 167,704,934
                                                                      --------------                                 -------------
                                                                      --------------                                 -------------

   CURRENCY ABBREVIATIONS:

   AUD - Australian Dollar
   CAD - Canadian Dollar
   DKK - Danish Krone
   EUR - European Unit
   GBP - British Pount
   IDR - Indonesia Rupah
   NZD - New Zealand Dollar
   SEK - Swedish Krona

*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated.
+ Securities represent equity investments.

  See Notes to Financial Statements.



TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS


PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 2001

                                                                                                                     Templeton
                                 Templeton            Templeton            Templeton                               Global Bond Fund
                                 Global Currency      Hard Currency        Global Bond           Proforma             Pro Forma
                                 Fund                 Fund                 Fund                  Adjustments         Continued
                                 ---------------      -------------        ------------          ------------      ----------------
Assets:
 Investments in securities:
    Cost                        $ 16,690,514          $ 36,524,704          $ 133,275,366                            $ 186,490,584
                                ------------          ------------          -------------        -------------       --------------
    Value                         16,672,889            36,541,619            116,209,231                              169,423,739
Cash                                  94,510                                        6,240                                  100,750
 Receivables:
  Investment securities sold          61,032               204,672                                                         265,704
  Capital shares sold                323,000               109,942                 80,561                                  513,503
  Dividends and interest             325,022               617,356              3,709,902                                4,652,280
Unrealized gain on forward
         exhange contracts
Other assets                                                                                                                   -
                                ------------         -------------          --------------       --------------      --------------
       Total assets               17,476,453            37,473,589            120,005,934                              174,955,976
                                ------------         -------------          --------------       --------------      --------------

Liabilities:
 Payables:
  Capital shares redeemed             30,427               104,091                634,647                                  769,165
  Affiliates                                                                      119,709                                  119,709
  Investment securities
              purchased            1,018,924             2,035,923                 58,520                                3,113,367
Unrealized loss on forward
          exchange contracts           61,928              144,162                                                         206,090
Funds advanced by custodian                              2,526,829                                                       2,526,829
Accrued expenses                       22,876               88,884                101,516                                  213,276
Other liabilities                      82,305              220,301                                                         302,606
                                -------------        -------------          -------------        -------------       -------------
    Total liabilities               1,216,460            5,120,190                914,392             -                  7,251,042
                                -------------        -------------          -------------        -------------       --------------
      Net assets, at value      $ 16,259,993          $ 32,353,399          $ 119,091,154        $    -              $ 167,704,934
                                -------------        -------------          -------------        -------------       -------------
                                -------------        -------------          -------------        -------------       -------------

Net assets consist of:
  Undistributed net investment
                income (loss)   $    187,041          $    468,116          $     (57,182)                            $    597,975
  Net unrealized appreciation
                 (depreciation)      (79,457)             (126,632)           (17,065,275)                             (17,271,364)
  Accumulated net realized
                  gains (loss)    (1,120,873)           (1,544,937)           (22,894,809)                             (25,560,619)
  Capital shares                  17,273,282            33,556,862            159,108,808                              209,938,942
                                ------------         --------------         --------------        -------------      --------------
      Net assets, at value      $ 16,259,992          $ 32,353,399          $ 119,091,542                            $ 167,704,934
                                ------------         --------------         --------------        -------------      --------------
                                ------------         --------------         --------------        -------------      --------------

CLASS A:
  Net assets, at value          $ 16,259,993          $ 31,852,463          $ 107,791,285                            $ 155,903,741
                                ------------          -------------         --------------        -------------      --------------

  Shares outstanding               1,559,341             3,853,552             13,257,739                               19,175,630
                                ------------          -------------         --------------        -------------      --------------
  Net asset value per share     $      10.43          $       8.27           $       8.13                            $        8.13
                                ------------          -------------         --------------        -------------      --------------
  Maximum offering price per
                       share    $      10.67          $       8.46           $       8.49                            $        8.49
                                ------------          -------------         --------------        -------------      --------------
CLASS C:
  Net assets, at value                                                       $ 11,141,319                            $  11,141,319
                                ------------          -------------         --------------        -------------      --------------
                                ------------          -------------         --------------        -------------      --------------
  Shares outstanding                                                            1,368,555                                1,368,555
                                ------------          -------------         --------------        -------------      --------------
  Net asset value per share*                                                 $       8.14                            $        8.14
                                ------------          -------------         --------------        -------------      --------------
  Maximum offering price
                 per share                                                   $       8.22                            $        8.22
                                ------------          -------------         --------------        -------------      --------------
ADVISOR CLASS
  Net assets, at value                                $    500,936           $    158,938                            $     659,874
                                ------------          -------------         --------------        -------------      --------------
                                ------------          -------------         --------------        -------------      --------------
  Shares outstanding                                        60,521                 19,572                                   81,264
                                ------------          -------------         --------------        -------------      --------------
                                ------------          -------------         --------------        -------------      --------------
  Net asset value and
  maximum offering price
  per share                                           $       8.28           $       8.12                            $        8.12
                                ------------          --------------        --------------        --------------     --------------


*Redemption price per share is equal to net asset value less any applicable sales charge.

See accompanying notes to pro forma combining financial statements.



TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS (CONTINUED)
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2001 (UNAUDITED)


                                                                                                                    Templeton
                                      Templeton        Templeton        Templeton                                 Global Bond Fund
                                    Global Currency   Hard Currency    Global Bond         Pro Forma                 Pro Forma
                                      Fund              Fund             Fund             Adjustments               Combined
                                   ----------------   -------------   --------------      -------------           -----------------
Investment income:
   Dividends                                                          $     67,602                                $       67,602
   Interest                        $   1,130,213      $  2,270,285      11,074,693                                    14,475,191
                                   -----------------  -------------   --------------      --------------          -----------------
     Total investment income           1,130,213         2,270,285      11,142,295             -                      14,542,793
                                   -----------------  -------------  ---------------      ---------------         -----------------

Expenses:
   Management fees                       120,837           236,146         648,020               (82,035) a              922,968
   Administrative fees                                                     194,410                82,035  b              276,445
   Distribution fees
     Class A                              59,667           100,100         295,638               (25,237) c              430,168
     Class C                                                                77,864                                        77,864
   Transfer agent fees                    36,933            94,351         306,403                                       437,687
   Custodian fees                          2,783             4,284          28,418                                        35,485
   Reports to shareholders                 3,643             5,977          25,131                                        34,751
   Registration and filing fees           15,482            19,827          46,423                                        81,732
   Professional fees                      12,344            20,086          44,631                                        77,061
   Trustees' fees and expenses             9,814            17,038          25,571                                        52,423
   Other                                       2               335           1,748                                         2,085
                                   ---------------    -------------  ---------------      ---------------         -----------------
     Total expenses                      261,505           498,144       1,694,257               (25,237)              2,428,669
                                   ---------------    -------------  ---------------      ----------------        -----------------
       Net investment income (loss)      868,708         1,772,141       9,448,038                25,237              12,114,124
                                   ---------------    -------------  ---------------      ----------------        -----------------
Realized and unrealized gains
             (losses):
 Net realized gain (loss) from:
      Investments                     (1,847,519)       (1,391,412)    (10,706,931)                                  (13,945,862)
      Foreign currency transactions     (650,968)       (2,488,899)       (377,392)                                   (3,517,259)
                                   ---------------   --------------  ---------------      ----------------        -----------------
       Net realized gain (loss)       (2,498,487)       (3,880,311)    (11,084,323)              -                   (17,463,121)
Net unrealized appreciation
         (depreciation) on:
      Investments                      1,191,150           494,328       6,215,634                                     7,901,112
      Translation of assets and
       liabilities denominated in
       foreign currencies                  2,369           469,808         133,659                                       605,836
                                   ---------------   --------------  ---------------      ----------------        -----------------
   Net unrealized appreciation
             (depreciation)            1,193,519           964,136       6,349,293               -                     8,506,948
                                   ---------------   --------------  ----------------     ----------------        -----------------
Net realized and unrealized gain
                        (loss)        (1,304,968)       (2,916,175)     (4,735,030)              -                    (8,956,173)
                                   ---------------   --------------  ----------------     ----------------        -----------------
Net increase (decrease) in net
 assets resulting from operations  $    (436,260)    $  (1,144,034)  $   4,713,008        $       25,237          $    3,157,951
                                   ---------------   --------------  ----------------     ----------------        -----------------

a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjustment for difference in Administrative fee schedule.
c - Pro Forma adjustment for difference in 12B-1 agreement.




TEMPLETON GLOBAL BOND FUND/TEMPLETON HARD CURRENCY FUND
FINANCIAL STATEMENTS (CONTINUED)

PRO FORMA COMBINING STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED FEBRUARY 28, 2001


                                                                                                                   TEMPLETON
                                                                                                                  GLOBAL BOND
                                         TEMPLETON               TEMPLETON                                           FUND
                                        GLOBAL CURRENCY        GLOBAL BOND                PRO FORMA               PRO FORMA
                                            FUND                   FUND                  ADJUSTMENTS              COMBINED
                                       ---------------          --------------           ----------------         ----------------


Investment income:
   Dividends                                                     $    67,602                                       $      67,602
   Interest                            $ 1,130,213                11,074,693                                          12,204,906
                                       ---------------          ---------------          ----------------         ----------------
     Total investment income             1,130,213               11,142,295                            -              12,272,508
                                       ---------------          ---------------          ----------------         ----------------


Expenses:
   Management fees                         120,837                   648,020                    (27,591)a                741,266
   Administrative fees                                               194,410                     27,591 b                222,001
   Distribution fees
     Class A                                59,667                   295,638                    (15,673)c                339,632
     Class C                                                          77,864                                              77,864
   Transfer agent fees                      36,933                   306,403                                             343,336
   Custodian fees                            2,783                    28,418                                              31,201
   Reports to shareholders                   3,643                    25,131                                              28,774
   Registration and filing fees             15,482                    46,423                                              61,905
   Professional fees                        12,344                    44,631                                              56,975
   Trustees' fees and expenses               9,814                    25,571                                              35,385
   Other                                         2                     1,748                                               1,750
                                       ---------------          ---------------          ----------------         ---------------
    Total expenses                         261,505                 1,694,257                    (15,673)               1,940,089
                                       ---------------          ---------------          ----------------         ---------------
      Net investment income (loss)         868,708                 9,448,038                     15,673               10,332,419
                                       ---------------          ---------------          ----------------         ---------------
Realized and unrealized gains
(losses):
  Net realized gain (loss) from:
     Investments                        (1,847,519)              (10,706,931)                                        (12,554,450)
 Foreign currency transactions            (650,968)                 (377,392)                                         (1,028,360)
                                       ---------------          ---------------          ----------------         ---------------
    Net realized gain (loss)            (2,498,487)              (11,084,323)                       -                (13,582,810)
 Net unrealized appreciation
 (depreciation) on:
      Investments                        1,191,150                 6,215,634                                           7,406,784
      Translation of assets and
      liabilities denominated in
      foreign currencies                     2,369                   133,659                                             136,028
                                       ---------------          ---------------          ----------------         ---------------
 Net unrealized appreciation
(depreciation)                           1,193,519                 6,349,293                        -                  7,542,812
                                       ---------------          ---------------          ----------------         ---------------
Net realized and unrealized
gain (loss)                             (1,304,968)               (4,735,030)                      -                  (6,039,998)
                                       ---------------          ---------------          -----------------        ---------------
Net increase (decrease) in net
assets resulting from operations       $  (436,260)             $  4,713,008                   $ 15,673            $   4,292,421
                                       ---------------          ---------------          ----------------         ---------------
                                       ---------------          ---------------          ----------------         ---------------



a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjestment for difference in Administrative fee schedule. c - Pro Forma adjustment for dirrerence in 12B-1 agreement.


TEMPLETON GLOBAL BOND FUND/TEMPLETON HARD CURRENCY FUND
FINANCIAL STATEMENTS (CONTINUED)

PRO FORMA COMBINING STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED FEBRUARY 28, 2001


                                                                                                                   TEMPLETON
                                                                                                                  GLOBAL BOND
                                         TEMPLETON               TEMPLETON                                           FUND
                                        HARD CURRENCY           GLOBAL BOND                PRO FORMA               PRO FORMA
                                            FUND                   FUND                    ADJUSTMENTS              COMBINED
                                       ---------------          --------------           ----------------         ----------------


Investment income:
   Dividends                                                     $    67,602                                       $      67,602
   Interest                            $ 2,270,285                11,074,693                                          13,344,978
                                       ---------------          ---------------          ----------------         ----------------
     Total investment income             2,270,285                11,142,295                            -             13,412,580
                                       ---------------          ---------------          ----------------         ----------------


Expenses:
   Management fees                         236,146                   648,020                    (54,227)a                829,939
   Administrative fees                                               194,410                     54,227 b                248,637
   Distribution fees
     Class A                               100,100                   295,638                    (12,135)c                383,603
     Class C                                                          77,864                                              77,864
   Transfer agent fees                      94,351                   306,403                                             400,754
   Custodian fees                            4,284                    28,418                                              32,702
   Reports to shareholders                   5,977                    25,131                                              31,108
   Registration and filing fees             19,827                    46,423                                              66,250
   Professional fees                        20,086                    44,631                                              64,717
   Trustees' fees and expenses              17,038                    25,571                                              42,609
   Other                                       335                     1,748                                               2,083
                                       ---------------          ---------------          ----------------         ---------------
    Total expenses                         498,144                 1,694,257                    (12,135)               2,180,266
                                       ---------------          ---------------          ----------------         ---------------
      Net investment income (loss)       1,772,141                 9,448,038                     12,135               11,232,314
                                       ---------------          ---------------          ----------------         ---------------
Realized and unrealized gains
(losses):
  Net realized gain (loss) from:
     Investments                        (1,391,412)              (10,706,931)                                        (12,098,343)
 Foreign currency transactions          (2,488,899)                 (377,392)                                         (2,866,291)
                                       ---------------          ---------------          ----------------         ---------------
    Net realized gain (loss)            (3,880,311)              (11,084,323)                           -            (14,964,634)
 Net unrealized appreciation
 (depreciation) on:
      Investments                          494,328                 6,215,634                                           6,709,962
      Translation of assets and
      liabilities denominated in
      foreign currencies                   469,808                   133,659                                             603,467
                                       ---------------          ---------------          ----------------         ---------------
 Net unrealized appreciation
(depreciation)                             964,136                 6,349,293                            -              7,313,429
                                       ---------------         ----------------          ----------------         ---------------
Net realized and unrealized
gain (loss)                             (2,916,175)               (4,735,030)                           -             (7,651,205)
                                       ---------------         ----------------          -----------------        ---------------
Net increase (decrease) in net
assets resulting from operations       $(1,144,034)               $ 4,713,008                   $ 12,135            $   3,581,109
                                       ---------------          ---------------          ----------------         ---------------
                                       ---------------          ---------------          ----------------         ---------------



a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjestment for difference in Administrative fee schedule. c - Pro Forma adjustment for dirrerence in 12B-1 agreement.


TEMPLETON GLOBAL CURRENCY FUND
TEMPLETON HARD CURRENCY FUND


NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.    BASIS OF COMBINATION

   Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Templeton Global Currency Fund ("Global Currency Fund"), Franklin Templeton Hard Currency Fund ("Hard Currency Fund"), and Templeton Global Bond Fund, the Templeton Global Bond Fund ("Global Bond Fund") will acquire all the net assets of Global Currency Fund and Hard Currency Fund in exchange for the Class A and Advisor Class shares of Global Bond Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Global Bond Fund, Global Currency Fund, Hard Currency Fund at February 28, 2001 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Global Bond Fund and Global Currency Fund and Hard Currency Fund for the period March 1, 2000 to February 28, 2001 as though the merger occurred on March 1, 2000. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The Global Bond Fund does not intend to dispose of the securities of either the Hard Currency Fund or Global Currency Fund as a result of the merger. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.    CAPITAL SHARES:

   The number of Class A shares issued was calculated by dividing the Class A net assets of the Global Currency Fund and the Hard Currency Fund at February 28, 2001 by the Class A net asset value per share of the Global Bond Fund at February 28, 2001. The number of Class Z shares issued was calculated by dividing the Class Z net assets of the Hard Currency Fund at February 28, 2001 by the Class Z net asset value per share of the Global Bond Fund at February 28, 2001.


                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Reference is made to the previously filed Article IV of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. EXHIBITS The following exhibits are incorporated herein by reference to the previously filed document indicated below, except Exhibit 14(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Declaration of Trust dated June 16, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

           (b) First Amendment to the Declaration of Trust dated September 30, 1987. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

           (c) Second Amendment to the Declaration of Trust dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on April 28, 1995.)

           (d) Establishment and Designation of Classes dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on April 28, 1995.)

           (e) Amendment to the Declaration of Trust dated February 22, 1996. (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on December 27, 1996.)

           (f) Establishment and Designation of Classes dated December 26, 1996. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on December 22, 1997.)

           (g) Amendment to the Declaration of Trust dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on December 29, 1999.)

           (h) Establishment and Designation of Classes dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on December 29, 1999.)

       (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) Form of Agreement and Plan of Reorganization between the Registrant and Franklin Templeton Global Trust, on behalf of the Franklin Templeton Global Currency Fund. (Previously filed in Part of A of the Registration Statement on Form N-14 on April 4, 2001.)

           (b) Form of Agreement and Plan of Reorganization between the Registrant and Franklin Templeton Global Trust, on behalf of the Franklin Templeton Hard Currency Fund. (Previously filed in Part A of the Registration Statement on Form N-14 on April 4, 2001.)


      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on April 28, 1995.)

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

           (b)  Form of Dealer Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. and Securities Dealers. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on October 30, 1998.)

           (c) Amendment of Dealer Agreement dated May 15, 1998. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A October 30, 1998.)

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

           (b) Amendment dated March 3, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on October 30, 1998.)

           (c) Amendment No. 2 dated July 23, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on October 30, 1998.)

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on April 28, 1995.)

           (b) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on April 28, 1995.)

           (c) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on December 22, 1997.)

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a) Opinion and Consent of Counsel. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on December 22, 1997.)

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders. (Previously filed with the Registration Statement on Form N-14 on April 4, 2001.)

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on December 22, 1997.)

           (b) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on December 22, 1997.)

           (c) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

           (d) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on December 29, 1995.)

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent accountants to the Registrant.

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney dated February 23, 2001. (Previously filed with the Registration Statement on Form N-14 on April 4, 2001.)

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 8th day of May, 2001.

                                      TEMPLETON INCOME TRUST
                                      (Registrant)

                                 By:  /s/David P. Goss
                                     --------------------------
                                     David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

GREGORY E. MCGOWAN*                 Principal Executive Officer
------------------
Gregory E. McGowan                  Dated: May 8, 2001

BRUCE S. ROSENBERG*                 Principal Financial and
------------------
Bruce S. Rosenberg                  Accounting Officer
                                    Dated: May 8, 2001

HARRIS J. ASHTON*                   Trustee
----------------
Harris J. Ashton                    Dated: May 8, 2001

NICHOLAS F. BRADY*                  Trustee
-----------------
Nicholas F. Brady                   Dated: May 8, 2001

S. JOSEPH FORTUNATO*                Trustee
-------------------
S. Joseph Fortunato                 Dated: May 8, 2001

ANDREW H. HINES*                    Trustee
----------------
Andrew E. Hines                     Dated: May 8, 2001

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: May 8, 2001

CHARLES B. JOHNSON*                 Trustee
------------------
Charles B. Johnson                  Dated: May 8, 2001

BETTY P. KRAHMER*                   Trustee
----------------
Betty P. Krahmer                    Dated: May 8, 2001

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: May 8, 2001

FRED R. MILLSAPS*                   Trustee
-----------------
Fred R. Millsaps                    Dated: May 8, 2001



*By   /s/David P. Goss
      --------------------------------
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)

                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(14)(a)       Consent of Independent Accountants